Cover	May 09, 2022
Cover [Abstract]
Entity Registrant Name	PERASO INC.
Entity Central Index Key	0000890394
Document Type	8-K
Amendment Flag	false
Entity Emerging Growth Company	false
Document Period End Date	May 09, 2022
Entity File Number	000-32929
Entity Incorporation State Country Code	DE
Entity Tax Identification Number	77-0291941
Written Communications	false
Soliciting Material	false
Pre Commencement Tender Offer	false
Pre Commencement Issuer Tender Offer	false
Entity Address Address Line 1	2309 Bering Dr.
Entity Address City Or Town	San Jose
Entity Address State Or Province	CA
Entity Address Postal Zip Code	95131
City Area Code	408
Local Phone Number	418-7500
Security 12b Title	Common Stock, par value $0.001 per share
Trading Symbol	PRSO
Security Exchange Name	NASDAQ